Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (216)	$ (197)
Property and equipment, net		19
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216	$ 216